Other loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Other Loans
13.	Other loans

	September 30, 2012	December 31, 2011

Other loans	$212,349	$200,956
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.
17.	Other loans

	As of December 31,
	2011	2010

Other loans	$200,956	$162,664
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.